Client Name:
Client Project Name:	GSMBS 2026-AH2
Start - End Dates:	3/3/2026 - 4/22/2026
Deal Loan Count:	2

Rating Agency ATR QM Data Fields

Loans in Report:	2

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
114218AF-43D0-4626-A202-6D3368366ED8	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.3549	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2AE02C26-FFE0-434E-85D0-FAA410843B9C	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.6054	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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